Subsequent Events (Details) - Subsequent Event [Member]	Nov. 02, 2025 shares
Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Stock options granted	1,050,000
2021 Share Incentive Plan [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Stock options granted	4,000,000
2021 Share Incentive Plan [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares purchased	3,500,000